Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 23,814	$ 17,646	$ 14,779
Cost of sales	(13,588)	(9,893)	(8,578)
Depreciation of production assets	(132)	(301)	(736)
Gross profit	10,094	7,452	5,465
Other operating income	2,073	183	43
Research & development expenses	(3,862)	(5,618)	(6,012)
Selling & marketing expenses	(7,275)	(9,111)	(7,355)
General & administrative expenses	(11,466)	(14,066)	(10,673)
Total operating expenses	(20,530)	(28,612)	(23,997)
Operating loss	(10,436)	(21,160)	(18,532)
Non-operating income	3,937	2,509	1,127
Debt conversion expense	(827)	(325)
Gain on derivative liability			44
Interest and amortization of debt discount	(168)	(1,057)	(458)
Non-operating expenses	(5,551)	(3,426)	(11,079)
Loss before income tax expense	(13,045)	(23,459)	(28,898)
Income tax income / (expense)	3,238	(13)	(9)
Loss from continuing operations, net	(9,807)	(23,472)	(28,907)
Discontinued operations:
Net sales from discontinued operations	1,805	4,612
Cost of sales from discontinued operations	(978)	(2,976)
Total operating and non-operating expenses from discontinued operations	(5,274)	(2,364)
Income tax recovery from discontinued operations	25	106
Loss on disposal of a business, net of tax on disposal	(15,026)	(0)	(0)
Income / (loss) on discontinued operations	(19,449)	(622)
Net income / (loss)	(29,255)	(24,094)	(28,907)
Less: Net income / (loss) attributable to noncontrolling interests	(1,780)	(3,754)	(248)
Net income / (loss) attributable to WISeKey International Holding AG	$ (27,475)	$ (20,340)	$ (28,659)
Earnings per share from continuing operations
Basic	$ (0.09)	$ (0.33)	$ (0.68)
Diluted	(0.09)	(0.33)	(0.68)
Earnings per share from discontinued operations
Basic	(0.17)	(0.01)
Diluted	(0.17)	(0.01)
Earning per share attributable to WISeKey International Holding AG
Basic	(0.24)	(0.28)	(0.67)
Diluted	$ (0.24)	$ (0.28)	$ (0.67)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	$ (1,434)	$ (1,534)	$ 1,729
Change in unrealized gains related to available-for-sale debt securities	(0)	1,965	5,385
Reclassifications out of the OCI arising during period	1,156
Net gain (loss) arising during period	2,934	1,572	1,189
Reclassification adjustments		(7,350)
Other comprehensive income / (loss)	2,656	(5,347)	8,303
Comprehensive income / (loss)	(26,599)	(29,441)	(20,604)
Other comprehensive income / (loss) attributable to noncontrolling interests	(964)	187	(95)
Other comprehensive income / (loss) attributable to WISeKey International Holding AG	3,620	(5,534)	8,398
Comprehensive income / (loss) attributable to noncontrolling interests	(2,744)	(3,567)	(343)
Comprehensive income / (loss) attributable to WISeKey International Holding AG	$ (23,855)	$ (25,874)	$ (20,261)